Investment Strategy - Hood River Emerging Markets Fund	Nov. 24, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies located in emerging market countries, without regard to market capitalization. The Adviser defines emerging market countries to be those countries included in third-party industry classification systems, such as the MSCI Emerging Markets Index and the MSCI Frontier Markets Index, as well as countries determined by the Adviser to be emerging markets or frontier markets companies based on the Adviser’s own assessment of a country’s economic and market development. The Adviser will consider factors such as a country’s vulnerability to political and economic instability, average per-capita income and the development of its financial and capital markets for purposes of this analysis. Frontier markets are considered a subset of emerging markets, and the Fund will invest in frontier markets as part of the 80% investments in emerging market countries. The Fund may invest a large portion of its assets in a particular region or market, including, but not limited to, China, India and Taiwan.
The Fund’s investments in foreign securities may include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”). The Fund may purchase securities of companies engaged in initial public offerings (“IPOs”). The Fund may also use forward foreign currency exchange contracts (“forward contracts”) to hedge against foreign currency exposure. Forward contracts are contractual agreements to buy or sell a particular currency at a pre-determined price in the future. The Fund may also invest up to 15% of its assets in developed market countries in limited circumstances during periods of market volatility.
In selecting securities, the research process utilized by Hood River analyzes emerging markets to identify individual companies with stable operating histories, strong financials, competitive advantages, and proven management teams. In order to identify companies with such attributes, Hood River conducts fundamental analysis through discussions with management, customers, suppliers, competitors, and industry experts to forecast financial metrics for a potential investment target.
The Fund is expected to maintain a diversified portfolio of up to 120 stocks, which is constructed with the overall goal of mitigating risk. However, the actual amount of the portfolio holdings may vary due to market conditions. Portfolio risk is addressed through position and sector sizing limits.
Hood River periodically engages in active trading of Fund securities.
Hood River generally sells stocks when it believes they have become overvalued, when the fundamentals weaken, or if poor relative price performance persists.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies located in emerging market countries, without regard to market capitalization.